Investments in Associates and Joint ventures	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investments in Associates and Joint ventures
11.	Investments in Associates and Joint ventures

(a)	Investments in associates and joint ventures as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Investments in associates	￦	2,518,906	2,292,253
Investments in joint ventures		2,477,645	2,728,011

	￦	4,996,551	5,020,264

(b) Details of investments in associates as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2022		2023
[Domestic]
Samcheok Blue Power Co.,Ltd.(*1)	4,507,138	34.00	￦	429,904	￦	352,500	323,521
SNNC	18,130,000	49.00		90,650		182,414	100,692
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		9,513	15,040
Pocheon-Hwado Highway Corp.(*1)	7,109,230	27.89		35,546		27,165	23,998
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	1,181,160	29.53		5,906		14,605	13,967
DaeSung SnM Co., Ltd (formerly, Daesung Steel)(*2)	108,038	17.54		14,000		20,469	20,296
PCC Amberstone Private Equity Fund 1(*2)	7,636,948,293	8.80		7,519		9,326	8,904
Others (49 companies)(*1)						238,086	122,366

						854,078	628,784

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		132,907		290,318	287,282
AES Mong Duong Power Company Limited(*1)	—	30.00		164,303		209,594	230,699
9404-5515 Quebec Inc.	284,463,243	25.85		328,509		331,261	346,724
FQM Australia Holdings Pty Ltd	186,000,030	24.32		109,568		98,103	—
Eureka Moly LLC	—	20.00		240,123		14,574	—
AMCI (WA) PTY LTD	49	49.00		209,664		57,830	60,225
NCR LLC	—	22.10		247,077		187,372	253,121
KOREA LNG LTD.	2,400	20.00		135,205		29,124	58,759
Nickel Mining Company SAS	3,234,698	49.00		157,585		90,636	87,967
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	648,530,000	40.00		120,072		98,933	105,300
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		16,659	15,632
POS-SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		8,590	8,642
Others (28 companies)(*1)						231,834	209,118

						1,664,828	1,663,469

					￦	2,518,906	2,292,253

(*1)	As of December 31, 2022 and 2023, investments in associates amounting to ￦ 628,573 million and ￦ 650,116 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*2)
As of December 31, 2023, it was classified as an associate even though the Company’s ownership percentage is less than 20% since the Company has significant influence over the investee when considering the structure of its Board of Directors and others.

(c)	Details of investments in joint ventures as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2022		2023
[Domestic]
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)	11,568,000	60.00	￦	115,680	￦	161,465	155,748
Others (6 companies)						8,845	8,323

						170,310	164,071

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,418,022	1,400,009
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		412,002	419,192
KOBRASCO	2,010,719,185	50.00		32,950		103,044	99,768
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		111,219	111,001
DMSA/AMSA(*1)	—	3.89		346,880		23,740	16,572
PT NICOLE METAL INDUSTRY(*2)	76,382,353	49.00		292,780		—	284,351
HBIS-POSCO Automotive Steel Co., Ltd	—	50.00		235,251		216,138	208,765
Others (9 companies)						23,170	24,282

						2,307,335	2,563,940

					￦	2,477,645	2,728,011

(*1)	As of December 31, 2022 and 2023, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.
(*2)	During the year ended December 31, 2023, the Company acquired 49% shares of PT NICOLE METAL INDUSTRY, for ￦ 292,780 million and classified as investments in joint ventures.

(d)	The movements of investments in associates and joint ventures for the years ended December 31, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)
Company	December 31, 2021 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2022 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund(*3)	￦	176,136	—	(143,170)	145,822	(178,788)	—
Samcheok Blue Power Co.,Ltd.		382,887	—	(9,992)	(19,354)	(1,041)	352,500
SNNC		171,332	—	(5,348)	15,484	946	182,414
QSONE Co.,Ltd.		86,058	—	(1,100)	1,420	—	86,378
Chun-cheon Energy Co., Ltd		9,571	—	—	(802)	744	9,513
Western Inland highway CO.,LTD.		53,563	—	—	(125)	(53,438)	—
Pocheon-Hwado Highway Corp.		28,813	5,519	—	(4,683)	(2,484)	27,165
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		19,191	—	—	(453)	(4,133)	14,605
DaeSung SnM Co., Ltd (formerly, Daesung Steel)		19,073	—	—	1,396	—	20,469
PCC Amberstone Private Equity Fund 1		9,251	—	(652)	1,104	(377)	9,326
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		169,838	—	(24,000)	15,604	23	161,465
Others (64 companies)		113,711	45,563	(4,368)	(3,931)	9,578	160,553

		1,239,424	51,082	(188,630)	151,482	(228,970)	1,024,388

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		238,601	—	(14,541)	50,143	16,115	290,318
AES Mong Duong Power Company Limited		182,639	—	(33,174)	45,382	14,747	209,594
9404-5515 Quebec Inc.(*2)		135,738	172,316	(31,949)	25,195	29,961	331,261
FQM Australia Holdings Pty Ltd		91,052	—	—	166	6,885	98,103
Eureka Moly LLC		13,633	—	—	—	941	14,574
AMCI (WA) PTY LTD		67,972	—	—	(3,964)	(6,178)	57,830
NCR LLC		102,319	82,798	—	(2,338)	4,593	187,372
KOREA LNG LTD.		31,340	—	(21,161)	21,027	(2,082)	29,124
Nickel Mining Company SAS		48,249	—	—	42,169	218	90,636
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,769	82,010	—	(1,302)	(4,544)	98,933
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		19,099	—	—	213	(19,312)	—
PT. Wampu Electric Power		15,851	—	(2,474)	823	2,459	16,659
POS-SeAH Steel Wire(Nantong) Co., Ltd.		9,140	—	—	(220)	(330)	8,590
Roy Hill Holdings Pty Ltd		1,346,712	—	(233,592)	273,084	31,818	1,418,022
POSCO-NPS Niobium LLC		393,793	—	(34,909)	25,884	27,234	412,002
KOBRASCO		68,296	—	(21,287)	48,267	7,768	103,044
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		107,650	—	—	6,527	(2,958)	111,219
DMSA/AMSA		24,144	—	—	(2,108)	1,704	23,740
CSP - Compania Siderurgica do Pecem		52,257	—	—	(90,395)	38,138	—
HBIS-POSCO Automotive Steel Co., Ltd		110,769	126,195	—	(10,515)	(10,311)	216,138
Others (37 companies)		193,200	29,975	(56,527)	96,740	(8,384)	255,004

		3,275,223	493,294	(449,614)	524,778	128,482	3,972,163

	￦	4,514,647	544,376	(638,244)	676,260	(100,488)	4,996,551

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2022.

(*2)
During the year ended December 31, 2022, it was additionally acquired due to the in-kind
dividend of EQP POSCO Global NO1 Natural Resources Private Equity Fund, and the Company classify it as other increase or decrease.

(*3)
During the year ended December 31, 2022, dividends were declared prior to liquidation. The Company recognized full impairment loss of
￦
10,065 million considering the low asset quality and assessment of recoverable amount.

2)	For the year ended December 31, 2023

(in millions of Won)
Company	December 31, 2022 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2023 Book value
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	352,500	—	(10,020)	(18,802)	(157)	323,521
SNNC		182,414	—	—	(81,803)	81	100,692
QSONE Co.,Ltd.(*2)		86,378	—	—	245	(86,623)	—
Chun-cheon Energy Co., Ltd		9,513	—	—	4,990	537	15,040
Pocheon-Hwado Highway Corp.		27,165	636	—	(3,803)	—	23,998
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		14,605	—	—	(638)	—	13,967
DaeSung SnM Co., Ltd (formerly, Daesung Steel)		20,469	—	—	75	(248)	20,296
PCC Amberstone Private Equity Fund 1		9,326	—	(622)	562	(362)	8,904
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		161,465	—	(9,000)	3,176	107	155,748
Others (55 companies)		160,553	16,439	(4,292)	1,966	(43,977)	130,689

		1,024,388	17,075	(23,934)	(94,032)	(130,642)	792,855

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		290,318	—	(59,295)	50,340	5,919	287,282
AES Mong Duong Power Company Limited		209,594	—	(33,839)	38,782	16,162	230,699
9404-5515 Quebec Inc.(*2)		331,261	—	(14,251)	16,494	13,220	346,724
FQM Australia Holdings Pty Ltd		98,103	—	—	(111,783)	13,680	—
Eureka Moly LLC		14,574	—	—	(15,020)	446	—
AMCI (WA) PTY LTD		57,830	—	—	(503)	2,898	60,225
NCR LLC		187,372	65,542	—	(6,999)	7,206	253,121
KOREA LNG LTD.		29,124	—	(21,106)	21,060	29,681	58,759
Nickel Mining Company SAS		90,636	—	—	(8,358)	5,689	87,967
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		98,933	15,640	—	(8,435)	(838)	105,300
PT. Wampu Electric Power		16,659	—	(1,624)	1,890	(1,293)	15,632
POS-SeAH Steel Wire(Nantong) Co., Ltd.		8,590	—	—	98	(46)	8,642
Roy Hill Holdings Pty Ltd		1,418,022	—	(367,445)	292,478	56,954	1,400,009
POSCO-NPS Niobium LLC		412,002	—	(35,543)	35,148	7,585	419,192
KOBRASCO		103,044	—	(36,471)	21,795	11,400	99,768
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		111,219	—	(12,386)	12,669	(501)	111,001
DMSA/AMSA		23,740	—	—	(7,681)	513	16,572
PT NICOLE METAL INDUSTRY		—	292,780	—	39	(8,468)	284,351
HBIS-POSCO Automotive Steel Co., Ltd		216,138	—	—	(6,765)	(608)	208,765
Others (37 companies)		255,004	—	(52,444)	38,461	(7,621)	233,400

		3,972,163	373,962	(634,404)	363,710	151,978	4,227,409

	￦	4,996,551	391,037	(658,338)	269,678	21,336	5,020,264

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2023.

(*2)
During the year ended December 31, 2023, the Company additionally acquired 50% of the shares held by external shareholders of QSONE Co.,Ltd., which was previously classified as an investment in associate. Accordingly, the entity was newly included in consolidated subsidiary due to obtaining control of the entity.

(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2022 and 2023 are as follows:

1)	December 31, 2022

(in millions of Won)
Company	Assets		Liabilities	Equity	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	9,471	480	8,991	—	425,366
Samcheok Blue Power Co.,Ltd.		3,515,861	2,885,218	630,643	—	(8,447)
SNNC		667,440	274,801	392,639	986,557	10,273
QSONE Co.,Ltd.		253,078	80,322	172,756	18,753	2,840
Chun-cheon Energy Co., Ltd		634,842	527,190	107,652	585,610	20,224
Pocheon-Hwado Highway Corp.		366,163	244,455	121,708	—	(1,175)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		24,926	5,769	19,157	17,189	(1,521)
DaeSung SnM Co., Ltd (formerly, Daesung Steel)		175,429	90,126	85,303	128,401	7,957
PCC Amberstone Private Equity Fund 1		106,024	—	106,024	13,877	12,546
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		447,604	175,229	272,375	252,246	27,628

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,705,670	546,262	1,159,408	447,696	200,246
AES Mong Duong Power Company Limited		1,701,272	1,019,227	682,045	417,021	151,022
9404-5515 Quebec Inc.		1,397,061	—	1,397,061	—	182,708
FQM Australia Holdings Pty Ltd		1,458,318	1,131,628	326,690	493,202	(22,768)
KOREA LNG LTD.		145,845	225	145,620	107,295	105,135
Nickel Mining Company SAS		539,318	279,291	260,027	379,922	91,008
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		305,740	57,932	247,808	45,771	(3,176)
PT. Wampu Electric Power		209,815	129,520	80,295	21,760	4,115
POS-SeAH Steel Wire(Nantong) Co., Ltd.		79,116	45,677	33,439	136,663	(992)
Roy Hill Holdings Pty Ltd		9,859,888	2,152,428	7,707,460	7,706,908	2,542,223
POSCO-NPS Niobium LLC		823,800	—	823,800	—	49,341
KOBRASCO		262,724	57,242	205,482	147,843	96,534
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		663,509	245,499	418,010	1,881,946	26,106
DMSA/AMSA		3,022,659	2,412,377	610,282	1,368,730	(54,212)
CSP—Compania Siderurgica do Pecem		4,422,752	3,678,956	743,796	3,101,132	500,082
HBIS-POSCO Automotive Steel Co., Ltd		712,633	270,668	441,965	473,494	(15,515)

2)	December 31, 2023

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	4,228,568	3,669,074	559,494	14,002	(28,880)
SNNC		612,992	388,715	224,277	766,011	(168,553)
Chun-cheon Energy Co., Ltd		571,495	453,390	118,105	502,879	10,453
Pocheon-Hwado Highway Corp.		583,935	462,900	121,035	—	(1,824)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		19,995	2,998	16,997	5,595	(2,160)
DaeSung SnM Co., Ltd (formerly, Daesung Steel)		178,251	93,930	84,321	108,660	430
PCC Amberstone Private Equity Fund 1		105,145	3,923	101,222	12,134	6,391
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY)		431,090	170,518	260,572	194,238	2,998

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,758,765	611,484	1,147,281	434,358	201,031
AES Mong Duong Power Company Limited		1,612,793	889,424	723,369	449,807	129,274
9404-5515 Quebec Inc.		1,430,295	—	1,430,295	—	63,809
FQM Australia Holdings Pty Ltd		180,931	1,219,922	(1,038,991)	453,626	(1,480,586)
KOREA LNG LTD.		94,661	136	94,525	108,081	105,300
Nickel Mining Company SAS		520,209	272,567	247,642	296,130	(26,786)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		297,683	33,927	263,756	34,372	(21,081)
PT. Wampu Electric Power		206,942	131,822	75,120	20,166	9,452
POS-SeAH Steel Wire(Nantong) Co., Ltd.		82,568	48,727	33,841	117,208	522
Roy Hill Holdings Pty Ltd		10,929,518	3,007,919	7,921,599	8,146,546	2,826,424
POSCO-NPS Niobium LLC		838,180	—	838,180	—	64,687
KOBRASCO		224,406	25,475	198,931	63,338	43,591
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		659,704	242,566	417,138	1,647,395	50,675
DMSA/AMSA		3,058,209	2,632,239	425,970	1,106,369	(197,482)
HBIS-POSCO Automotive Steel Co., Ltd		826,886	398,751	428,135	340,341	(12,584)
PT NICOLE METAL INDUSTRY		389,077	2,237	386,840	—	79

(f)
Changes in accumulated losses of equity-accounted investees that were not recognized since the Company discontinued the use of the equity method during the year ended December 31, 2023 were as follows:

(in millions of Won)
Company	Beginning balance		Increase (decrease)	Ending balance
New Songdo International City Development, LLC	￦	134,495	(17,780)	116,715
UITrans LRT Co., Ltd.		43,872	2,583	46,455
Clean Iksan Co., Ltd.		703	(217)	486
HYOCHUN Co.,Ltd.		4,396	713	5,109
KIRIN VIETNAM CO., LTD		103	(1)	102
INKOTECH, INC.		540	453	993
POSCO-Poggenamp Electrical Steel Pvt. Ltd.		557	239	796
Gunggi Green Energy		4,296	6,893	11,189
Link City PFV Inc.		5,452	18,396	23,848
Noeul Green Energy Co.,Ltd.		1,886	726	2,612
Pohang E&E Co., Ltd.		6,391	5,755	12,146
FQM Australia Holdings Pty Ltd		—	252,727	252,727

	￦	202,691	270,487	473,178